Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Parenthetical) (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization			$ 106,232,390	$ 100,620,021
Plugging and abandonment cost			72,321	111,453
Provisions for plugging wells	$ 73,003,139		73,003,139		$ 70,144,756
Increase (decrease) through net exchange differences, property, plant and equipment			323,024	1,765,350
Reversal of impairment/ (Impairment), net	$ (7,254,264)	$ 6,050,004	56,873,846	38,242,464
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost			$ 3,201,474	$ 2,278,835
Pemex Exploration and Production | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			5.40%	6.15%
Pemex Exploration and Production | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			6.64%	6.48%